Condensed Consolidated Statements of Comprehensive Loss - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
NET LOSS	$ (2,655,477)	$ (3,785,383)	$ (30,113,504)	$ (7,446,001)	$ (9,768,372)
OTHER COMPREHENSIVE (LOSS)/INCOME
Foreign currency translation adjustment	(290,762)	24,886	116,638	(77,359)	470,632
COMPREHENSIVE LOSS	$ (2,946,239)	$ (3,760,497)	$ (29,996,866)	$ (7,523,360)	$ (9,297,740)